UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number: 811-09367
                             JNL VARIABLE FUND V LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004


Item 1. Report to Shareholders.

JNL VARIABLE FUND V LLC

JNL/MELLON CAPITAL  MANAGEMENT THE DOWSM 10 FUND (V)
(FORMERLY JNL/CURIAN THE DOW 10 FUND V)*

[INSERT IMAGE]  MELLON CAPITAL MANAGEMENT CORPORATION
                TEAM MANAGEMENT

OBJECTIVE:
The investment objective of the JNL/Mellon Capital Management The Dow 10 Fund is to earn total return through a combination of capital appreciation and dividend income.

MONEY MANAGER COMMENTARY:
U.S. MARKET OVERVIEW: The U.S stock market posted its second annual gain for the first time since 1999. Despite the ongoing geopolitical uncertainty, higher oil prices, and rising short-term interest rates, the S&P 500 Index rose 10.88% while the broad-cap Russell 3000(R) Index rose 11.9%. Small-cap stocks as measured by the Russell 2000(R) Index 18.44% outperformed large caps 11.40% for the sixth consecutive year in 2004, and the small-cap Russell 2000 Index reached an all-time high at year's end. Though both styles (large and small) reflected a positive year for U.S. equities, the large-cap Russell 1000(R) Index remains about 15% below its all-time high. In addition, mid-cap stocks outperformed large caps, as the S&P 400(R) Index rose 16.49%. Value stocks strongly outperformed growth stocks across all capitalization sectors.

Equities had their ups and downs during the first quarter of the year, but finished in positive territory for the fourth quarter in a row. Evidence of economic strength, coupled with favorable earnings reports, overcame the negative sentiment brought on by terrorism and persistent worries about unemployment.

U.S. stocks were largely flat during the second quarter, as strength in the overall economy was offset by higher oil prices, the prospect of rising interest rates, continued geopolitical concerns surrounding the handover of power in Iraq, and the presidential election in November.

Stocks lost ground in the third quarter, as high energy prices, rising interest rates, uncertainty surrounding the upcoming presidential election, and the worst hurricane season in 40 years combined to keep investors on the defensive. Due to the soft economy and oil prices near 21-year highs, many companies warned of lower profits. Equities finished the year with solid gains, as stocks rose sharply in November and December.

The fourth quarter's return of 9.2% for the S&P 500 Index comprised most of the market's gain for the year.

FUND SPECIFIC OVERVIEW: The Fund's Class A shares returned 2.91% for 2004 vs.5.31% for the Dow Jones Industrial Average. There were both strong performing and disappointing stocks driving the Fund's performance. The two companies that yielded exceptional performance were General Electric and Exxon Mobil Corporation. General Electric's annual return of 21% was largely due to full year profit forecasts citing strength across its conglomerates' various divisions. The company's third quarter earnings rose eleven percent, resulting in a revenue jump of fifteen percent. The company announced that eight of their eleven business units delivered earnings growth that exceeded double-digits with consistent strong performance on cash flows from operating activities. Exxon Mobil Corporation's annual 28% return was due to the significant jump in prices of crude, heating oil, and unleaded gasoline. The company posted their best profits ever after continued benefits from the long run up of energy prices.

The two companies that dragged down the Fund's performance during the year were Merck and General Motors. Merck's stock plummeted 28% when the company came under scrutiny after studies revealed the potential dangers of Vioxx use. General Motors lost 21% for the year due to record high recalls on cars and sports utility vehicles as well as poor performance from its overseas operations.

AVERAGE ANNUAL TOTAL RETURN

1 year           2.91%
Since inception  3.75%
(inception date January 3, 2000)
*Prior to 12/15/2003, the Fund was managed by First Trust Advisors L.P. Prior to 02/18/2004, the Fund was managed by Curian Capital LLC.

                        JNL/Mellon Capital Management            Dow Jones
date                     The Dow 10 Fund (V) (Class A)       Industrial Average
1/1/2000                        10,000.00                         10,000.00
01/03/2000                      10,000.00                         10,000.00
01/31/2000                       9,780.00                          9,637.54
02/29/2000                       8,960.00                          8,938.60
03/31/2000                       9,600.00                          9,651.92
04/30/2000                       9,680.00                          9,491.35
05/31/2000                       9,610.00                          9,323.75
06/30/2000                       8,820.00                          9,268.46
07/31/2000                       9,080.00                          9,339.95
08/31/2000                       9,960.00                          9,977.80
09/30/2000                       9,300.00                          9,487.60
10/31/2000                       9,880.00                          9,778.64
11/30/2000                       9,480.00                          9,305.11
12/31/2000                      10,660.00                          9,645.54
01/31/2001                      10,460.00                          9,744.30
02/28/2001                      10,490.00                          9,414.80
03/31/2001                      10,010.00                          8,869.78
04/30/2001                      10,680.00                          9,647.00
05/31/2001                      11,080.00                          9,829.99
06/30/2001                      10,960.00                          9,466.55
07/31/2001                      11,020.00                          9,495.60
08/31/2001                      10,610.00                          9,002.70
09/30/2001                       9,780.00                          8,012.36
10/31/2001                       9,470.00                          8,228.13
11/30/2001                      10,170.00                          8,956.91
12/31/2001                      10,320.00                          9,120.87
01/31/2002                      10,360.00                          9,038.35
02/28/2002                      10,770.00                          9,228.69
03/31/2002                      11,120.00                          9,509.22
04/30/2002                      10,810.00                          9,099.61
05/31/2002                      11,110.00                          9,106.27
06/30/2002                      10,150.00                          8,490.27
07/31/2002                       9,410.00                          8,035.02
08/31/2002                       9,380.00                          7,987.39
09/30/2002                       7,970.00                          7,008.91
10/31/2002                       8,770.00                          7,768.95
11/30/2002                       9,710.00                          8,254.15
12/31/2002                       9,290.00                          7,751.43
01/31/2003                       8,490.00                          7,493.50
02/28/2003                       8,290.00                          7,363.92
03/31/2003                       8,110.00                          7,469.29
04/30/2003                       8,960.00                          7,936.41
05/31/2003                       9,580.00                          8,310.85
06/30/2003                       9,760.00                          8,449.62
07/31/2003                      10,080.00                          8,696.36
08/31/2003                      10,380.00                          8,889.21
09/30/2003                       9,980.00                          8,768.91
10/31/2003                      10,470.00                          9,284.01
11/30/2003                      10,650.00                          9,291.46
12/31/2003                      11,680.00                          9,943.96
01/31/2004                      11,650.00                          9,989.63
02/29/2004                      11,780.00                         10,103.40
03/31/2004                      11,520.00                          9,901.13
04/30/2004                      11,330.00                          9,787.84
05/31/2004                      11,080.00                          9,774.23
06/30/2004                      11,280.00                         10,023.88
07/31/2004                      11,140.00                          9,754.57
08/31/2004                      11,240.00                          9,811.62
09/30/2004                      11,000.00                          9,733.31
10/31/2004                      11,070.00                          9,698.04
11/30/2004                      11,420.00                         10,114.08
12/31/2004                      12,020.00                         10,471.78




Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may bemore or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL VARIABLE FUNDS
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 2004

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND (V)

                                                              Percentage of Total
     Industry Sector                                          Investments (e)
     Financial                                                20.2%
     Communications                                           18.8%
     Consumer, Non-cyclical                                   17.8%
     Energy                                                   12.5%
     Industrial                                               11.5%
     Basic Materials                                          10.6%
     Consumer, Cyclical                                       7.4%
     Money Market Investment                                  1.2%
                                                              100.0%

Common Stocks - 98.5%
Auto Manufacturers - 7.3%
     General Motors Corp. (c)                                 9                          $   364

Chemicals - 10.6%
     E.I. du Pont de Nemours & Co.                            11                             525

Diversified Financial Services - 20.2%
     Citigroup Inc.                                           10                             479
     JPMorgan Chase & Co.                                     13                             520
                                                                                             999
Manufacturing - 11.5%
     General Electric Capital Corp.                           16                             572

Oil & Gas Producers - 12.4%
     Exxon Mobil Corp.                                        12                             616

Pharmaceuticals - 6.7%
     Merck & Co. Inc.                                         10                             333

Telecommunications - 18.7%
     AT&T Corp. (c)                                           23                             446
     SBC Communications Inc.                                  19                             481
                                                                                             927
Tobacco - 11.0%
     Altria Group Inc.                                        9                              547

     Total Common Stocks (cost $4,603)                                                       4,883

Short Term Investments - 18.1%
Money Market Funds - 1.2%
     Dreyfus Cash Management Plus, 1.98% (a) (d)              58                             58

Securities Lending Collateral - 16.9%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   840                            840

     Total Short Term Investments (cost $898)                                                898

Total Investments - 116.6% (cost $5,501)                                                     5,781
Other Assets and Liabilities, Net - (16.6)%                                                  (822)
Total Net Assets - 100%                                                                  $   4,959


NOTES TO THE SCHEDULES OF INVESTMENTS:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2004.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

(e)  Sector weightings excluding securities lending collateral.


                   See Notes to the Schedule of Investments.


JNL VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
DECEMBER 31, 2004
                                                          JNL VARIABLE
                                                           FUND V LLC
                                                     ------------------------

                                                           JNL/Mellon
                                                             Capital
                                                           Management
                                                           The Dow 10
ASSETS                                                        Fund
                                                     ------------------------

Investments - unaffiliated, at value (a) (b)                         $ 4,883
Investments - affiliated, at value and cost                              898
Cash                                                                       -
Foreign currency (c)                                                       -
Receivables:
   Dividends and interest                                                 19
   Foreign taxes recoverable                                               -
   Forward currency contracts                                              -
   Fund shares sold                                                        3
   Investment securities sold                                              -
                                                     ------------------------
TOTAL ASSETS                                                           5,803
                                                     ------------------------

LIABILITIES
Cash overdraft                                                             -
Payables:
   Administrative fees                                                     1
   Advisory fees                                                           2
   Forward currency contracts                                              -
   Fund shares redeemed                                                    -
   Investment securities purchased                                         -
   Trustees fees                                                           -
   Other                                                                   -
   12B-1 service fees (Class A)                                            1
Return of collateral for securities loaned                               840
                                                     ------------------------
TOTAL LIABILITIES                                                        844
                                                     ------------------------
NET ASSETS                                                           $ 4,959
                                                     ========================

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 4,300
Undistributed (accumulated) net
   investment income (loss)                                              601
Accumulated net realized gain (loss)                                    (222)
Net unrealized appreciation (depreciation)
   on investments and foreign currency
   related transactions                                                  280
                                                     ------------------------
                                                                     $ 4,959
                                                     ========================

CLASS A
Net assets                                                           $ 4,959
Shares outstanding (no par value),
   unlimited shares authorized                                           413
Net asset value per share                                            $ 12.02
                                                     ========================

CLASS B
Net assets                                                     n/a
Shares outstanding (no par value),
   unlimited shares authorized                                 n/a
Net asset value per share                                      n/a
----------------------------------------------

(a) Including securities on loan of:                                   $ 815
(b) Investments - unaffiliated, at cost                                4,603
(c) Foreign currency, at cost                                              -

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          JNL VARIABLE
                                                           FUND V LLC
                                                    -------------------------

                                                           JNL/Mellon
                                                            Capital
                                                           Management
                                                           The Dow 10
                                                              Fund
                                                    -------------------------
INVESTMENT INCOME
   Dividends                                                           $ 184
   Interest (a)                                                            -
   Foreign taxes withheld                                                  -
   Securities lending                                                      -
                                                    -------------------------
TOTAL INVESTMENT INCOME                                                  184
                                                    -------------------------

EXPENSES
   Administrative fees                                                     7
   Advisory fees                                                          18
   Trustees fees                                                           -
   Other                                                                   -
   12B-1 service fees (Class A)                                           10
                                                    -------------------------
TOTAL EXPENSES                                                            35
                                                    -------------------------
NET INVESTMENT INCOME (LOSS)                                             149
                                                    -------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                           258
   Foreign currency related items                                          -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                          (293)
   Foreign currency related items                                          -
                                                    -------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                                           (35)
                                                    -------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                     $ 114
--------------------------------------------------  =========================

(a) Interest from affiliated investments                                 $ -

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        JNL VARIABLE
                                                         FUND V LLC
                                                    ----------------------

                                                         JNL/Mellon
                                                           Capital
                                                         Management
                                                         The Dow 10
OPERATIONS                                                  Fund
                                                    ----------------------
   Net investment income (loss)                                     $ 149
   Net realized gain (loss) on:
      Investments                                                     258
      Foreign currency related items                                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                    (293)
      Foreign currency related items                                    -
                                                    ----------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                    114
                                                    ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                       1,368
      Class B                                                           -
   Proceeds in connection with acquisition
      Class A                                                           -
      Class B                                                           -
   Cost of shares redeemed
      Class A                                                      (1,562)
      Class B                                                           -
                                                    ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                           (194)
                                                    ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                                 (80)

NET ASSETS BEGINNING OF PERIOD                                      5,039
                                                    ----------------------

NET ASSETS END OF PERIOD                                          $ 4,959
                                                    ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                         $ 601
                                                    ======================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                         121
      Class B                                                           -
Shares issued in connection with acquisition
      Class A                                                           -
      Class B                                                           -
Shares redeemed
      Class A                                                        (140)
      Class B                                                           -
                                                    ----------------------
                                                    ----------------------
Net increase (decrease)                                               (19)
                                                    ======================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                           $ 2,878
Proceeds from sales of securities                                   2,954

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     JNL VARIABLE
                                                      FUND V LLC
                                                 ----------------------

                                                      JNL/Mellon
                                                        Capital
                                                      Management
                                                      The Dow 10
OPERATIONS                                               Fund
                                                 ----------------------
   Net investment income (loss)                                  $ 138
   Net realized gain (loss) on:
      Investments                                                 (609)
      Foreign currency related items                                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                                1,451
      Foreign currency related items                                 -
                                                 ----------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                 980
                                                 ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                              1,017
   Cost of shares redeemed                                      (2,027)
                                                 ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      (1,010)
                                                 ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                              (30)

NET ASSETS BEGINNING OF PERIOD                                   5,069
                                                 ----------------------

NET ASSETS END OF PERIOD                                       $ 5,039
                                                 ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 452
                                                 ======================

(1)SHARE TRANSACTIONS
Shares sold                                                        107
Shares redeemed                                                   (221)
                                                 ----------------------
Net increase (decrease)                                           (114)
                                                 ======================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                        $ 2,612
Proceeds from sales of securities                                3,517

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                                           Increase (Decrease) from
                                                           Investment Operations
                                           ----------------------------------------------------------
                             Net Asset     ----------------------------------------------------------
                               Value              Net           Net Realized         Total from        Distributions from
        Period               Beginning         Investment       & Unrealized         Investment          Net Investment
         Ended               of Period       Income (Loss)     Gains (Losses)        Operations              Income
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (V)

Class A
      12/31/2004              $11.68              $0.41            $(0.07)               $0.34                      -
      12/31/2003                9.29               0.15              2.24                 2.39                      -
      12/31/2002               10.32              (0.07)            (0.96)               (1.03)                     -
      12/31/2001               10.66               0.19             (0.53)               (0.34)                     -
   01/03(a)-12/31/00           10.00               0.20              0.46                 0.66                      -

----------------------------------------------------------------------------------------------------------------------------




                                                                                     Supplemental Data
                           Distributions from                     ------------------------------------------------------------
                              net realized                        ------------------------------------------------------------
                                Gains on            Net Asset                            Net Assets,
        Period                 Investment           Value, End         Total            End of Period          Portfolio
         Ended                Transactions          of Period        Return (b)        (in thousands)          Turnover
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (V)

Class A
      12/31/2004                   -                    $12.02         2.91 %             $4,959                60.1%
      12/31/2003                   -                     11.68        25.73                5,039                58.1
      12/31/2002                   -                      9.29        (9.98)               5,069                41.0
      12/31/2001                   -                     10.32        (3.19)               4,634                75.5
   01/03(a)-12/31/00               -                     10.66         6.60                4,071                94.3

------------------------------------------------------------------------------------------------------------------------------


                                                    Ratio of Net
                                Ratio of             Investment
                               Expenses to         Income (Loss)
        Period                 Average Net           to Average
         Ended                 Assets (c)          Net Assets (c)
----------------------------------------------------------------------
----------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (V)

Class A
      12/31/2004                         0.74%                  3.08%
      12/31/2003                          0.81                   3.16
      12/31/2002                          0.83                   2.79
      12/31/2001                          0.85                   2.36
   01/03(a)-12/31/00                      0.85                   2.72

----------------------------------------------------------------------


------------------------
(a)  Commencement of operations.
(b)  Total Return is not  annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable  accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See Notes to the Financial Statements.

JNL VARIABLE FUND V LLC
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

The JNL Variable Fund V LLC (The "JNL Variable Fund") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund is registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund V LLC consists of the JNL/Mellon Capital Management The Dow 10 Fund (V), which is subadvised by Mellon Capital Management Corp.

Effective February 18, 2004, the JNL Variable Fund is managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 17, 2004, the JNL Variable Fund was managed by Curian Capital LLC.

The Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Loaned - The JNL Variable Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

No distributions of net investment income or realized capital gains are required.

Federal Income Taxes - The JNL Variable Fund V LLC is a limited liability company with its interest owned by a single interest: Jackson National Separate Account V. Accordingly, the JNL Variable Fund is not considered a separate entity for income tax purposes, and therefore, is taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and is not taxed separately.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. The paid JNAM L.L.C. an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their services. Effective February 18, 2004, the following is a schedule of the fees the Fund is currently obligated to pay JNAM L.L.C.:

Assets                          Fees
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

Prior to February 18, 2004, the Target Fund advisory fees were 0.43% on all assets.

Administrative Fee - In addition to the investment advisory fee, the Fund paid JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund.

In return for the fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operations of the Fund. In accordance with the Administration Agreement, JNAM L.L.C. is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

Brokerage Fees - During the period ended December 31, 2004, JNL/Mellon Capital Management The Dow 10 Fund (V) paid $2 in thousands, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 Service Fee - Effective December 15, 2003, the JNL Variable Fund has adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)".

Deferred Compensation Plan - The Fund has adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

Investments in affiliates - During the year ended December 31, 2004, the fund invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.


NOTE 4. SUBSEQUENT EVENT

On February 9, 2005, JNAM L.L.C. recommended and the Board of Managers approved the combination of the following Funds: JNL/Mellon Capital Management JNL 5 Fund (Acquiring Fund) and the JNL/Mellon Capital Management The Dow 10SM Fund (III) (Acquired Fund) and JNL/Mellon Capital Management The Dow 10SM Fund (V) (Acquired Fund), effective May 2, 2005.

Disclosure of Fund Expenses (Unaudited)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the printing of shareholder reports.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account vales and actual expenses incurred by the fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.



                                                                               ACTUAL FUND RETURN
                                                   ----------------------------------------------------------------------------
                                                   ----------------------------------------------------------------------------
                                                       BEGINNING              ENDING                                EXPENSES
                                                        ACCOUNT               ACCOUNT            ANNUALIZED           PAID
                                                         VALUE                 VALUE               EXPENSE           DURING
                                                       6/30/2004            12/31/2004             RATIOS            PERIOD
                                                   ------------------  ---------------------- ------------------  -------------
                                                   ------------------  ---------------------- ------------------  -------------

JNL/Mellon Capital Management The Dow 10 Fund (V)
   Class A                                             $ 1,000.00              $ 1,065.60           0.73 %           $ 3.79


                                                                          HYPOTHETICAL 5% RETURN
                                                   -------------------------------------------------------------------
                                                   -------------------------------------------------------------------
                                                     BEGINNING           ENDING                           EXPENSES
                                                      ACCOUNT           ACCOUNT          ANNUALIZED         PAID
                                                       VALUE             VALUE            EXPENSE          DURING
                                                     6/30/2004         12/31/2004          RATIOS          PERIOD
                                                   ---------------  -----------------  --------------- ---------------
                                                   ---------------  -----------------  --------------- ---------------

JNL/Mellon Capital Management The Dow 10 Fund (V)
   Class A                                             $ 1,000.00         $ 1,021.47        0.73%           $ 3.71



Additional Disclosure (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services toll-free at 800-644-4563; (ii) on the Registrants' website at www.jnl.com and (iii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants' website at www.jnl.com and on the SEC website at www.sec.gov.

Quarterly Portfolio Holdings
The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and the Board of Managers of JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC and JNLNY Variable Fund I LLC (the "Funds") as listed in Note 1 of the financial statements at December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights presented for the period prior to 2001 were audited by other auditors, whose report dated January 19, 2001, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series within JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC at December 31, 2004, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP


Chicago, Illinois
February 15, 2005

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                  CURRENT                                                     PORTFOLIOS IN
                                 POSITION                                                   THE FUND COMPLEX          OTHER
  MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME       PRINCIPAL OCCUPATION     OVERSEEN BY THE   DIRECTORSHIPS HELD
           ADDRESS                 FUND            SERVED           FOR THE PAST 5 YEARS         MANAGER         BY THE MANAGER
-------------------------------
INTERESTED MANAGERS
Robert A. Fritts* (56)          Manager      2/99 to Present      Senior Vice President          66                 None
1 Corporate Way                                                   and Controller of
Lansing, MI 48951               President    12/02 to Present     Jackson National Life
                                and Chief                         Insurance Company (9/03
                                Executive                         to Present); Vice
                                Officer                           President and
                                                                  Controller of
                                                                  Jackson
                                                                  National Life
                                                                  Insurance
                                                                  Company (8/82
                                                                  to 8/03);
                                                                  Trustee or
                                                                  Manager, and
                                                                  (since 12/02)
                                                                  President and
                                                                  Chief
                                                                  Executive
                                                                  Officer of
                                                                  each other
                                                                  investment
                                                                  company in the
                                                                  Fund Complex.

DISINTERESTED MANAGERS
Michael Bouchard (48)           Manager      4/00 to Present      Sheriff, Oakland               66                 None
1 Corporate Way                                                   County, Michigan (1/99
Lansing, MI 48951                                                 to Present)
                                                                  Senator - State of
                                                                  Michigan (1991-1999)
                                                                  Chairman - Financial
                                                                  Services Committee
                                                                  (1/95 to 1/99)

Dominic D'Annunzio (66)         Chairman     2/04 to Present      Acting Commissioner of         66                 None
1 Corporate Way                 of the                            Insurance for the State
Lansing, MI 48951               Board                             of Michigan (1/90 to
                                                                  5/90) (8/97 to 5/98)
                                Manager      6/03 to Present

Michelle Engler (46)            Manager      4/00 to Present      Attorney (1983 to              66            Director of
1 Corporate Way                                                   Present)                                     Federal Home Loan
Lansing, MI 48951                                                 First Lady of the State                      Mortgage
                                                                  of Michigan (1990-2002)                      Corporation
                                                                  Michigan Community
                                                                  Service Commission
                                                                  Chair (1991-2000)

Joseph Frauenheim (70)          Manager      12/03 to Present     Consultant (Banking)           66                 None
1 Corporate Way
Lansing, MI 48951

Richard McLellan (62)           Manager      12/03 to Present     Member, Dykema Gossett         66                 None
1 Corporate Way                                                   PLLC (law firm)
Lansing, MI 48951


----------------------

* Mr. Fritts is an "interested person" of the Fund due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser and Distributor.




                                          MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC,
                                          JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                                                     AND JNLNY VARIABLE FUND I LLC
                                                (COLLECTIVELY, THE JNL VARIABLE FUNDS)

                                                                                                NUMBER OF
                                   CURRENT                                                    PORTFOLIOS IN
                                  POSITION                                                  THE FUND COMPLEX
   MANAGER/OFFICER (AGE) AND      WITH THE      LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY THE   OTHER MANAGERSHIPS
            ADDRESS                 TRUST           SERVED          FOR THE PAST 5 YEARS         MANAGER       HELD BY THE MANAGER
--------------------------------
OFFICERS
Mark D. Nerud (38)               Vice         2/99 to Present     Chief Financial Officer   Not Applicable     Not Applicable
225 West Wacker Drive            President                        (11/00 to Present; Vice
Chicago, IL 60606                                                 President, Treasurer,
                                 Treasurer,   12/02 to            Chief Financial Officer
                                              Present             and Chief Financial
                                                                  other Investment
                                                                  Officer of Companies
                                                                  advised by the Adviser;
                                                                  Vice President - Fund
                                                                  Accounting &
                                                                  Administration of
                                                                  Jackson National Life
                                                                  Insurance Company (1/00
                                                                  to Present)

Susan S. Rhee (33)               Vice         2/04 to             Secretary of the          Not Applicable     Not Applicable
1 Corporate Way                  President,   Present             Adviser (11/00 to
Lansing, MI 48951                Counsel                          Present); Assistant
                                                                  Vice President of
                                 Secretary                        Jackson National Life
                                                                  Insurance Company (8/03
                                                                  to Present); Associate
                                                                  General Counsel of
                                                                  Jackson National Life
                                                                  Insurance Company (7/01
                                                                  to Present), Senior
                                                                  Attorney of Jackson
                                                                  National Life Insurance
                                                                  Company (1/00 to 7/01);
                                                                  Goldman, Sachs & Co.
                                                                  (10/99 to 12/99); Van
                                                                  Eck Associates
                                                                  Corporation (9/97 to
                                                                  10/99)



The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Variable Funds Service Center, P.O. Box 378002, Denver, Colorado 80237-8003 or by visiting www.jnl.com or www.jnlny.com.

                     MANAGERS OF THE JNL VARIABLE FUND LLC,
               JNL VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

The Managers and officers are interested persons of the JNL Variable Funds or the Adviser and do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such.


                                                PENSION OR RETIREMENT      ESTIMATED       TOTAL COMPENSATION
                                AGGREGATE        BENEFITS ACCRUED AS        ANNUAL            FROM FUNDS AND
                               COMPENSATION            PART OF           BENEFITS UPON          FROM FUND
                             FROM THE FUNDS*        FUND EXPENSES         RETIREMENT             COMPLEX
                             ---------------        -------------         ----------            ---------
MANAGER

Joseph Frauenheim                $82,500               $0                     $0                 $82,500
Richard McLellan                 $77,500                   $0                 $0                 $77,500
Dominic D'Annunzio               $87,500                   $0                 $0                 $87,500**
Michael Bouchard                 $77,500                   $0                 $0                 $77,500
Michelle Engler                  $77,500                   $0                 $0                 $77,500

* The fees paid to the independent Managers are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets. **Mr.
D'Annunzio deferred $19,583.32.


                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. Amendments were approved in order to comply with the amendments of Rule 17j-1. No waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant does not have a Financial Expert on its Board. The Registrant has determined that the financials do not involve the complexities of public company financials and that the accounting methodologies of investment companies are well established under the Investment Company Act of 1940 and therefore, a financial expert is not necessary.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

KPMG billed the Company aggregate fees for professional services rendered for the fiscal years ending December 31, 2004, and December 31, 2003, as follows:

                                      2004

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund V            $  5,900         $   431                $ 1,570               $  0           $ 7,901


                                      2003

Company                         Audit Fees      Audit-Related Fees      Tax Fees        All Other Fees      Total Fees

JNL Variable Fund V            $4,605                $0                 $0                $0              $4,605


(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the Fund's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the Fund on the same terms as the full Audit Committee previously had approved for the then existing funds.

(e)(2) None

(f) 0%

(g) KPMG was paid $27,600 for 2004 and $26,523 for 2003 to perform an internal control review pursuant to SAS No. 70 related to JNAM's fund accounting procedures. For the fiscal years ended December 31, 2003 and December 31, 2004, KPMG did not provide any other non-audit services to JNAM and its affiliates that provide ongoing services to the Company, other then the SAS 70.

(h) The Audit Committee pre-approved the SAS No. 70 review described above when the Audit Committee approved KPMG as Auditors for fiscal years 2004 and 2003, and did not find provision of these services to be incompatible with maintaining the auditors independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of February 24, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 12. Exhibits

        a. (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 4th day of March, 2005.

JNL Variable Fund V LLC
(Registrant)

By:   /s/ Robert A. Fritts
      --------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts               President                  March 4, 2005
---------------------------
Robert A. Fritts


/s/ Mark D. Nerud                  Chief Financial Officer    March 4, 2005
---------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 11(a)(1)        Registrant's Code of Ethics.

Exhibit 11(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 11(b)(1)        Certification required by Rule 30a-2(b) under the Act.